Filed Pursuant to Rule 497(e)
                                              1933 Act Registration No. 33-10207



                       SUPPLEMENT DATED SEPTEMBER 30, 1998
                   TO THE JOINT PROSPECTUS DATED JUNE 1, 1998
                                       OF
 IAI DEVELOPING COUNTRIES FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS III, INC.)
     IAI INTERNATIONAL FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS III, INC.)


As a result of a shareholder vote to dissolve and liquidate IAI Developing Countries Fund, on September 23, 1998, the Fund has essentially ceased operations and expects to distribute proceeds in October 1998.